Fair values of financial instruments carried at fair value - Basis of valuing HSBC Holding's financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial liabilities	2,220,739	2,099,449
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	94,429	86,832
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	219,818	290,872
Available for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	336,157	389,874
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	97,335	83,525
Financial liabilities	87,730	75,796
HSBC Holdings | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30,890	30,113
HSBC Holdings | Financial liabilities designated at fair value | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30,890	30,113
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,082	5,025
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,388	2,148
HSBC Holdings | Available for sale | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,264	3,590
HSBC Holdings | – loans and advances to HSBC undertakings designated at fair value 1 | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 11,944	$ 0